                                 LIBERTY SELECT
                                   VALUE FUND

                               SEMIANNUAL REPORT
                                 APRIL 30, 2001

                                 [LIBERTY LOGO]

                                    [PHOTO]

 PRESIDENT'S MESSAGE

[STEVE GIBSON PHOTO]

Dear Shareholder:

The six-month period that ended on April 30, 2001 was a relatively good one for the Liberty Select Value Fund. Since the latter half of 2000, we witnessed a dramatic shift from growth stocks as investors rekindled their interest in the value style of investing. As professional investment managers, we know that these shifting winds have been repeated many times over the years. As such, we try to remain focused on the longer-term opportunities in managing the Liberty funds.

In addition, we are pleased to report that the fund's class A, B and C shares all received a 4-star Overall Morningstar Rating(TM) as of April 30, 2001 (see Morningstar Rating data box on this page). The Morningstar Rating reflects returns extending over longer periods than this six-month report and also considers the amount of risk assumed in achieving the return. While we may not always be able to report such good news to shareholders, we believe that these results speak to Liberty's consistent approach and the importance of maintaining exposure to a value-oriented investment style.

For a detailed look at your fund's performance, I encourage you to read the report from portfolio managers Daniel Cantor and Jeffrey Kinzel that follows my letter.

As always, thank you for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson

President

June 15, 2001

   MORNINGSTAR RATING(TM)

    -----------------------------------------------------------
                           OVERALL   3-YEAR   5-YEAR   10-YEAR
    -----------------------------------------------------------

    CLASS A                    4         4        4        4

    -----------------------------------------------------

    CLASS B                    4         4        4      N/A

    -----------------------------------------------------

    CLASS C                    4         4      N/A      N/A

    -----------------------------------------------------

    CLASS S                  N/A       N/A      N/A      N/A

    -----------------------------------------------------

    CLASS Z                  N/A       N/A      N/A      N/A

    -----------------------------------------------------

    DOMESTIC EQUITY FUNDS     --      4363     2683      847

    -----------------------------------------------------

   For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day US Treasury bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, and the next 35% receive 3 stars. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating(TM) metrics. Each fund is rated exclusively against US domestic equity funds. Past performance is no guarantee of future results.

   Class Z shares may be purchased by clients of fee-based broker dealers or registered investment advisers; insurance companies, trust companies, banks, endowments, investment companies and foundations; retirement plans with assets of at least $5 million; persons or entities named in any Liberty Acorn fund account registration as of 9/29/00 that have continued to own shares of any funds distributed by Liberty, and their families; certain persons or entities affiliated with the distributor, Liberty Acorn Trust and Liberty WAM, and their families. See the prospectus for further information.

   There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.

 PERFORMANCE INFORMATION
Value of a $10,000 investment
4/30/91 - 4/30/01

 VALUE OF A $10,000 INVESTMENT IN
ALL SHARE
 CLASSES, 4/30/91-4/30/01 ($)

             without sales    with sales
                charge          charge
 ---------------------------------------
 Class A        43,818          41,298

 ---------------------------------------

 Class B        41,019          41,019

 ---------------------------------------

 Class C        42,680          42,680

 ---------------------------------------

 Class S        44,054             n/a

 ---------------------------------------

 Class Z        44,054             n/a

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Return and value of an investment will vary, resulting in a gain or loss on sale. The Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market value-weighted index of 400 mid-cap US companies. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

Average annual total return as of 4/30/01 (%)

Share class                     A                      B                       C                 S            Z
Inception date                1949                   6/8/92                 8/1/97            2/9/01       1/11/99
------------------------------------------------------------------------------------------------------------------
                        without    with        without     with        without    with        without      without
                         sales     sales        sales     sales         sales     sales        sales        sales
                        charge    charge       charge     charge       charge    charge       charge       charge
------------------------------------------------------------------------------------------------------------------
6-month (cumulative)      4.05     -1.93         3.65     -0.68          3.69      2.82         4.16         4.16
------------------------------------------------------------------------------------------------------------------
1-year                   10.54      4.19         9.72      5.13          9.75      8.83        10.82        10.82
------------------------------------------------------------------------------------------------------------------
5-year                   16.38     15.01        15.51     15.28         15.77     15.77        16.51        16.51
------------------------------------------------------------------------------------------------------------------
10-year                  15.92     15.24        15.16     15.16         15.62     15.62        15.98        15.98

Average annual total return as of 3/31/01 (%)

Share class                     A                      B                       C                 S            Z
------------------------------------------------------------------------------------------------------------------
                        without    with        without     with        without    with        without      without
                         sales     sales        sales     sales         sales     sales        sales        sales
                        charge    charge       charge     charge       charge    charge       charge       charge
------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     -2.15     -7.78        -2.57     -6.64         -2.54     -3.36        -2.01        -2.01
------------------------------------------------------------------------------------------------------------------
1-year                    1.83     -4.03         1.01     -3.21          1.04      0.19         2.13         2.13
------------------------------------------------------------------------------------------------------------------
5-year                   15.65     14.29        14.77     14.54         15.05     15.05        15.78        15.78
------------------------------------------------------------------------------------------------------------------
10-year                  15.01     14.33        14.26     14.26         14.71     14.71        15.08        15.08

Past performance cannot predict future investment results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and the newer class shares. Had the expense differential been reflected, the returns for the funds prior to the inception of the newer share classes would have been different.

Class S share performance includes the returns of the fund's class Z share for periods prior to the inception of class S. Class Z share performance information includes returns of the fund's class A shares for periods prior to the inception of class Z. These older class share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older class shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

[Performance Graph]

                                                                            CLASS A SHARES WITH SALES    CLASS A SHARES WITHOUT
                                                     S&P MIDCAP 400                  CHARGE                   SALES CHARGE
                                                     --------------         -------------------------    ----------------------


4/1991                                                  10000.00                     9425.00                    10000.00


                                                        10461.00                     9818.96                    10418.00


                                                         9929.58                     9332.93                     9902.31


                                                        10527.30                     9760.37                    10355.80


                                                        10910.50                    10053.20                    10666.50


                                                        10875.60                     9992.87                    10602.50


                                                        11466.20                    10052.80                    10666.10


                                                        10920.40                     9632.62                    10220.30


                                                        12211.20                    10614.20                    11261.70


                                                        12427.30                    10803.10                    11462.20


                                                        12624.90                    10992.20                    11662.80


                                                        12148.90                    10772.30                    11429.50


                                                        12004.40                    10696.90                    11349.50


                                                        12118.40                    10741.80                    11397.20


                                                        11771.80                    10252.00                    10877.50


                                                        12355.70                    10810.80                    11470.30


                                                        12060.40                    10519.90                    11161.70


                                                        12229.30                    10598.80                    11245.50


                                                        12521.50                    10881.80                    11545.70


                                                        13221.50                    11488.00                    12188.80


                                                        13664.40                    11780.90                    12499.60


                                                        13835.20                    12157.90                    12899.60


                                                        13641.50                    12041.20                    12775.80


                                                        14112.20                    12309.70                    13060.70


                                                        13742.40                    11697.90                    12411.60


                                                        14369.10                    12100.30                    12838.50


                                                        14440.90                    12120.90                    12860.30


                                                        14413.50                    12188.70                    12932.40


                                                        15008.80                    12626.30                    13396.60


                                                        15167.80                    12769.00                    13548.00


                                                        15217.90                    12820.10                    13602.20


                                                        14881.60                    12600.90                    13369.60


                                                        15572.10                    12958.70                    13749.30


                                                        15934.90                    13521.10                    14346.00


                                                        15708.60                    13342.60                    14156.70


                                                        14981.30                    12704.90                    13480.00


                                                        15092.20                    12826.80                    13609.40


                                                        14948.80                    12855.10                    13639.30


                                                        14434.60                    12479.70                    13241.00


                                                        14923.90                    12789.20                    13569.40


                                                        15705.90                    13314.80                    14127.10


                                                        15412.20                    12948.70                    13738.60


                                                        15580.20                    13174.00                    13977.70


                                                        14877.50                    12478.40                    13239.70


                                                        15014.40                    12611.90                    13381.30


                                                        15172.10                    12601.80                    13370.60


                                                        15967.10                    13288.60                    14099.30


                                                        16229.00                    13788.30                    14629.50


                                                        16569.80                    14069.50                    14927.90


                                                        16969.10                    14746.30                    15645.90


                                                        17659.70                    15358.30                    16295.20


                                                        18578.00                    16144.60                    17129.60


                                                        18925.40                    16385.20                    17384.80


                                                        19383.40                    17002.90                    18040.20


                                                        18885.30                    16919.60                    17951.80


                                                        19710.60                    17329.00                    18386.20


                                                        19661.30                    17403.50                    18465.30


                                                        19946.40                    17812.50                    18899.20


                                                        20624.60                    18393.20                    19515.30


                                                        20872.10                    18621.30                    19757.30


                                                        21508.70                    19338.20                    20518.00


                                                        21799.00                    19895.10                    21108.90


                                                        21472.00                    19678.30                    20878.80


                                                        20018.40                    18769.10                    19914.20


                                                        21173.40                    19223.40                    20396.10


                                                        22096.60                    20530.50                    21783.10


                                                        22160.70                    20518.20                    21770.00


                                                        23408.30                    21359.50                    22662.60


                                                        23434.10                    20962.20                    22241.00


                                                        24312.90                    21708.40                    23032.80


                                                        24113.50                    21849.50                    23182.50


                                                        23086.30                    20510.20                    21761.50


                                                        23684.20                    21000.40                    22281.60


                                                        25754.20                    22648.90                    24030.70


                                                        26477.90                    23536.70                    24972.70


                                                        29099.20                    25584.40                    27145.30


                                                        29064.30                    25070.20                    26599.70


                                                        30735.50                    26757.40                    28389.80


                                                        29398.50                    26318.60                    27924.20


                                                        29833.60                    27052.90                    28703.30


                                                        30991.10                    27918.60                    29621.80


                                                        30402.30                    27974.40                    29681.10


                                                        32919.60                    30536.80                    32399.80


                                                        34404.30                    31874.40                    33818.90


                                                        35033.90                    32113.40                    34072.60


                                                        33457.30                    31028.00                    32920.90


                                                        33668.10                    31605.10                    33533.30


                                                        32361.80                    30154.40                    31994.10


                                                        26339.30                    25182.00                    26718.30


                                                        28796.70                    26660.10                    28286.60


                                                        31371.10                    28406.40                    30139.40


                                                        32936.60                    29968.70                    31797.10


                                                        36915.30                    31919.70                    33867.10


                                                        35479.30                    31539.90                    33464.00


                                                        33620.20                    29499.20                    31298.90


                                                        34561.60                    30024.30                    31856.00


                                                        37285.00                    31627.60                    33557.10


                                                        37449.10                    31918.60                    33865.90


                                                        39448.80                    33492.20                    35535.50


                                                        38612.50                    32631.40                    34622.20


                                                        37292.00                    31584.00                    33510.80


                                                        36139.60                    30753.30                    32629.50


                                                        37982.80                    31946.50                    33895.50


                                                        39976.90                    32981.60                    34993.70


                                                        42351.50                    34825.30                    36949.90


                                                        41157.20                    33547.20                    35593.80


                                                        44038.20                    34291.90                    36384.00


                                                        47724.20                    37817.10                    40124.30


                                                        46058.60                    37333.10                    39610.70


                                                        45482.90                    36590.10                    38822.40


                                                        46151.50                    36154.70                    38360.40


                                                        46880.70                    37062.20                    39323.30


                                                        52117.20                    40071.70                    42516.30


                                                        51762.80                    39358.40                    41759.60


                                                        50008.10                    39665.40                    42085.30


                                                        46232.50                    37206.10                    39476.00


                                                        49769.20                    40216.10                    42669.60


                                                        50879.10                    40332.70                    42793.30


                                                        47973.90                    39643.00                    42061.60


                                                        44409.40                    38513.20                    40862.80


4/2001                                                  49307.80                    41298.10                    43817.60


PORTFOLIO MANAGERS' REPORT

                    TOP 10 EQUITY HOLDINGS AS OF 4/30/01 (%)

       Golden West Financial       2.0

       First Health Group          1.7

       Telephone & Data Systems    1.6

       Cross Timber Oil            1.5

       Washington Mutual           1.5

       Biomet                      1.5

       OM Group                    1.3

       Affiliated Computer
          Services                 1.3

       El Paso                     1.3

       Millipore Corp              1.2


       PORTFOLIO HOLDINGS ARE CALCULATED AS A
       PERCENTAGE OF TOTAL NET ASSETS. SINCE
       THE FUND IS ACTIVELY MANAGED, THERE
       CAN BE NO GUARANTEE THE FUND WILL
       CONTINUE TO MAINTAIN THE SAME
       PORTFOLIO HOLDINGS IN THE FUTURE.

      BOUGHT
      ------------------------------------------------------------

      We added Suiza Foods (0.6% of net assets), the leading US manufacturer and distributor of fresh milk and other dairy products, to the portfolio this period. The company is not flamboyant but stable, with an earnings growth rate of 10-12% a year, solid, shareholder-oriented management and substantial free cash flow. Furthermore, its pending acquisition of Dean Foods represents an excellent strategic and geographic fit and will further propel earnings in the future.

      SOLD
      ------------------------------------------------------------

      We sold off the fund's holdings in XO Communications as part of our reduction of the fund's technology holdings. Our concern with this telecommunications service provider was the company's difficulty sustaining its business model in the face of negative cash flow and deteriorating capital markets.

SOLID RETURNS DURING A PERIOD OF TRANSITION

Liberty Select Value Fund provided solid returns for the six-month period ended April 30, 2001. During that time frame, the fund returned 4.05% (class A shares, unadjusted for sales charge), while its benchmark, the S&P MidCap 400 Index, returned negative 1.40%. We attribute this strong performance to the overall leadership of value stocks. While the S&P MidCap 400 is made up of both value and growth stocks the fund has a clear value mandate for which it was rewarded during this period.

Since assuming responsibility for managing the fund in the latter half of 2000, we have been in the process of reshaping the portfolio, with a focus on mid-capitalization, value-oriented securities. During this transitional period, we focused on reducing the number of names within the portfolio and on implementing our investment process. We use a bottom-up, research-driven approach to identify good companies trading at compelling prices. We generally invest in companies with excellent management; that are in good, relatively stable businesses; that have sustainable competitive advantages; that generate strong free cash flow; and that are attractively valued. A security is attractively valued if it trades below its intrinsic value, as determined by such measures as price/earnings ratios, price/cash flow, and private market valuation.

In addition, during this current reporting period, shareholders of the Stein Roe Disciplined Stock Fund voted to merge into Liberty Select Value Fund. This merger not only increased the fund's net assets, but it also significantly altered the fund's top 10 holdings. Since the Stein Roe Disciplined Stock Fund was already being managed as a mid-cap value product, its merger into the Liberty Select Value Fund aided us in transforming the fund according to our bottom-up value approach. Although we have taken judicious time to transform the portfolio -- again focusing on eliminating those holdings that do not meet our investment criteria and increasing those holdings that do -- we believe that the fund's transition into a mid-cap value product is progressing well.

A TRADITIONAL VALUE PROCESS

In adjusting the portfolio, we chose investments for the fund based on our assessment of individual company prospects instead of how a particular industry might fare. Of utmost importance to us is whether or not a stock is selling at an attractive valuation as measured by traditional measures such as its price-to-earnings ratio. Among the investments we added were Suiza Foods (0.6% of net assets), computer peripherals firm Zebra Technologies (0.3% of net assets), Avon Products (0.9% of net assets), electronics company Amphenol (0.2% of net assets), Continental Airlines (0.6% of net assets), Comcast in the cable/media industry (0.5% of net assets), Millipore, which makes scientific instruments (1.2% of net assets), and toy maker Mattel (0.4% of net assets). All these companies met our fundamental and valuation criteria.

During the six-month period we sold some of the fund's technology and telecommunications holdings. Among the names that we eliminated from the portfolio because they didn't pass our fundamental or value scrutiny were semiconductor equipment manufacturer Axcelis Technologies, biotech firm Biogen, credit service company Metris, two communications equipment firms -- Scientific Atlanta and Covad Communications -- along with telecom service provider XO Communications and electric utility Calpine.

FOCUS ON COMPANIES

We don't put weight on forecasting the future direction of the market or the economy because we believe trying to do so with accuracy and consistency is virtually impossible. Such concerns do not color our judgement when selecting investments for the fund. Our focus is on company-specific issues. Through this lens we look back at the six months as a period of significant change in the market. Sentiment switched from euphoria to caution, as rampant speculation on technology stocks halted suddenly and sent many investors scurrying for safety. While the past year has certainly been difficult for many investors, in the long run we believe this retrenchment was a healthy development for the stock market, especially for bottom-up stock pickers like ourselves. We believe these are the conditions that reward managers who do their homework, focusing on fundamentals and valuation.

/S/ DANIEL K. CANTOR
                                    /S/ JEFFREY KINZEL
Daniel K. Cantor                    Jeffrey Kinzel

DANIEL K. CANTOR and JEFFREY KINZEL, senior vice presidents of Colonial Management Associates, Inc. have co-managed the fund since August 2000. Mr. Cantor joined Stein Roe & Farnham Incorporated, an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Since 1995, he has managed or co-managed several Stein Roe funds. Mr. Kinzel joined Stein Roe in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

                   EQUITY SECTOR BREAKDOWN AS OF 4/30/01 (%)

Financials                                                                       17.70
Consumer cyclical                                                                15.30
Technology                                                                       11.00
Capital goods                                                                    10.10
Basic materials                                                                   9.40
Utilities                                                                         8.60
Health care                                                                       7.90
Other                                                                            20.00




      Sector breakdowns are calculated as a percentage of equity investments. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the US Office of Management and Budget. The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

   PERFORMANCE HIGHLIGHTS

  NET ASSET VALUE PER SHARE AS OF 4/30/01 ($)

             CLASS A         21.53

             CLASS B         20.20

             CLASS C         20.82

             CLASS S         21.67

             CLASS Z         21.67


  DISTRIBUTIONS DECLARED PER SHARE, 11/1/00-4/30/01
    ($)

             CLASS A          3.77

             CLASS B          3.77

             CLASS C          3.77

             CLASS S (FROM
               2/9/01)        0.00

             CLASS Z          3.77




      PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR A LOSS ON SALE. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS.

Investing in medium-sized companies involves certain risks, including price fluctuations caused by economic and business developments.

 INVESTMENT PORTFOLIO

April 30, 2001 (Unaudited)

COMMON STOCKS -
91.8%                                             SHARES          VALUE
----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 18.1%
DEPOSITORY INSTITUTIONS - 8.7%
BancWest Corp.                                      290,500   $    7,247,974
Banknorth Group, Inc.                               215,500        4,264,745
City National Corp.                                 146,800        5,673,820
Cullen/Frost Bankers, Inc.                          130,500        4,176,000
Dow Jones & Co., Inc.                                41,200        2,235,924
Golden State Bancorp, Inc.                          263,200        7,843,360
Golden West Financial Corp.                         425,400       24,970,980
Greenpoint Financial Corp.                          236,400        8,699,520
J.P. Morgan Chase & Co.                             230,000       11,035,400
North Fork Bancorporation, Inc.                     282,400        7,497,720
U.S. Bancorp                                        260,000        5,506,800
Washington Mutual, Inc.                             382,600       19,103,218
Webster Financial Corp.                             114,600        3,651,156
                                                              --------------
                                                                 111,906,617
                                                              --------------

FINANCIAL SERVICES - 0.3%
Cincinnati Financial Corp.                          114,100        4,379,158
                                                              --------------
INSURANCE CARRIERS - 6.1%
Allmerica Financial Corp.                            62,400        3,151,200
AMBAC Financial Group, Inc.                         169,650        9,128,867
HCA-The Healthcare Corp.                            264,900       10,251,630
Loews Corp.                                          91,800        6,188,238
MGIC Investment Corp.                                97,200        6,317,028
Nationwide Financial Services, Inc., Class A        154,800        6,340,608
Premark International, Inc.                         175,200       11,265,360
St. Paul Companies,Inc.                             121,800        5,493,180
The MONY Group, Inc.                                 61,800        2,172,888
Torchmark Corp.                                      57,900        2,193,831
United Healthcare Corp.                             136,000        8,905,280
Wellpoint Health Networks, Inc.                      62,200        6,111,150
                                                              --------------
                                                                  77,519,260
                                                              --------------
NONDEPOSITORY CREDIT INSTITUTION - 0.3%
Capital One Financial Corp.                          57,000        3,583,020
                                                              --------------

REAL ESTATE - 0.6%
Radian Group, Inc.                                   94,500        7,323,750
                                                              --------------

SECURITY BROKERS & DEALERS - 2.1%
A.G. Edwards, Inc.                                   79,100        3,216,997
Bear Stearns Cos., Inc.                              90,600        4,557,180
Lehman Brothers Holdings, Inc.                      143,400       10,432,350
Stilwell Financial, Inc.                            310,000        9,135,700
                                                              --------------
                                                                  27,342,227
                                                              --------------
----------------------------------------------------------------------------

                                                  SHARES          VALUE
----------------------------------------------------------------------------
----------------------------------------------------------------------------

MANUFACTURING - 37.6%
CHEMICALS & ALLIED PRODUCTS - 8.7%
Air Products & Chemicals, Inc.                      200,000   $    8,598,000
Avon Products, Inc.                                 280,000       11,849,600
Bristol-Myers Squibb Co.                             50,000        2,800,000
Chiron Corp.(a)                                      77,800        3,735,178
Clorox Co.                                           68,500        2,180,355
E.I. DuPont De Nemours & Co.                        100,000        4,519,000
Ecolab, Inc.                                        227,900        8,621,457
FMC Corp.(a)                                         66,000        4,731,540
IVAX Corp.(a)                                       158,850        6,361,943
Imperial Chemical Industries, PLC ADR               375,400        9,002,092
King Pharmaceuticals, Inc.                          125,000        5,266,250
Lubrizol Corp.                                      170,800        5,002,732
Millenium Chemicals, Inc.                           234,100        3,932,880
Mylan Laboratories, Inc.                            125,000        3,342,500
OM Group, Inc.                                      309,500       16,945,125
PPG Industries, Inc.                                102,100        5,426,615
Praxair, Inc.                                       130,000        6,152,900
Watson Pharmaceuticals, Inc.(a)                      67,900        3,381,420
                                                              --------------
                                                                 111,849,587
                                                              --------------

COMMUNICATIONS EQUIPMENT - 3.0%
ADC Telecommunications, Inc.(a)                     182,200        1,368,322
Altera Corp.(a)                                      51,600        1,304,964
Andrew Corp.(a)                                     703,900       12,332,328
Comverse Technology, Inc.(a)                         64,400        4,411,400
Harris Corp.                                         49,300        1,417,375
Littelfuse, Inc.(a)                                 525,000       14,070,000
Sabre Holdings, Inc.(a)                              72,265        3,603,133
                                                              --------------
                                                                  38,507,522
                                                              --------------

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.9%
Advanced Micro Devices, Inc.(a)                      97,200        3,013,200
Atmel Corp.(a)                                      147,400        2,047,386
Intuit, Inc.(a)                                      84,300        2,700,972
Vishay Intertechnology, Inc.(a)                     158,400        3,952,080
                                                              --------------
                                                                  11,713,638
                                                              --------------
ELECTRONIC COMPONENTS - 2.0%
Amphenol Corp., Class A(a)                           50,000        2,105,000
AVX Corp.                                           430,600        7,983,324
Analog Devices, Inc.(a)                              40,100        1,897,131
Linear Technology Corp.                              64,100        3,079,364
Maxim Integrated Products, Inc.(a)                   44,432        2,270,475
Novellus Systems, Inc.(a)                            87,400        4,820,110
Sanmina Corp.(a)                                    114,800        3,346,420
                                                              --------------
                                                                  25,501,824
                                                              --------------

See notes to investment portfolio.
 4

                   COMMON
             STOCKS (CONTINUED)                   SHARES          VALUE
----------------------------------------------------------------------------
FABRICATED METAL - 0.4%
Parker-Hannifin Corp.                                99,900   $    4,657,338
                                                              --------------
FOOD & KINDRED PRODUCTS - 1.1%
Hormel Foods Corp.                                  137,400        2,833,188
McCormick & Co.                                      96,800        3,804,240
The Pepsi Bottling Group, Inc.                      193,200        7,731,864
                                                              --------------
                                                                  14,369,292
                                                              --------------
FURNITURE & FIXTURES - 0.7%
Furniture Brands International, Inc.(a)             119,300        2,704,531
Johnson Controls, Inc.                               92,500        6,697,000
                                                              --------------
                                                                   9,401,531
                                                              --------------

LEATHER - 0.4%
Wolverine World Wide, Inc.                          261,000        4,645,800
                                                              --------------
LIGHTING EQUIPMENT - 0.1%
U.S. Industries, Inc.                               252,500        1,290,275
                                                              --------------

LUMBER & WOOD PRODUCTS - 0.6%
Georgia Pacific Corp.                               221,200        7,191,212
                                                              --------------
MACHINERY & COMPUTER EQUIPMENT - 4.0%
Apple Computer, Inc.                                 98,700        2,515,863
Applied Materials, Inc.(a)                           50,000        2,730,000
Brunswick Corp.                                     122,200        2,451,332
Compaq Computer Corp.                               630,000       11,025,000
Dover Corp.                                         120,900        4,723,563
Ingersoll Rand Co.                                  157,100        7,383,700
International Business Machines Corp.                60,000        6,908,400
International Game Technology(a)                    135,000        7,550,550
Seagate Technology, Escrow (a)(b)                   105,800            1,058
Unisys Corp.(a)                                     181,500        2,185,260
Zebra Technologies Corp., Class A(a)                100,000        4,326,000
                                                              --------------
                                                                  51,800,726
                                                              --------------
MEASURING & ANALYZING INSTRUMENTS - 3.0%
Bard (C.R.), Inc.                                    40,000        1,760,400
Biomet, Inc.                                        435,000       18,587,550
Millipore Corp.                                     270,000       15,484,500
Teradyne, Inc.(a)                                    56,598        2,235,621
                                                              --------------
                                                                  38,068,071
                                                              --------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES  - 0.4%
Waters Corp.(a)                                      97,800        5,105,160
                                                              --------------

                                                  SHARES          VALUE
----------------------------------------------------------------------------
----------------------------------------------------------------------------

MISCELLANEOUS MANUFACTURING - 0.9%
Mattel, Inc.                                        300,000   $    4,845,000
Tyco International Ltd.                             121,992        6,510,713
                                                              --------------
                                                                  11,355,713
                                                              --------------

PAPER PRODUCTS - 0.7%
Boise Cascade Corp.                                  95,200        3,330,096
Temple-Inland, Inc.                                  34,500        1,759,500
Westvaco Corp.                                      169,800        4,479,324
                                                              --------------
                                                                   9,568,920
                                                              --------------

PETROLEUM REFINING - 2.0%
Amerada Hess Corp.                                  137,000       11,987,500
Lyondell Petrochemical Co.                          216,100        3,394,931
Tosco Corp.                                         159,600        7,349,580
Ultramar Diamond Shamrock Corp.                      65,600        2,959,216
                                                              --------------
                                                                  25,691,227
                                                              --------------

PRIMARY METAL - 1.0%
Engelhard Corp.                                     175,300        4,506,963
Mueller Industries, Inc.(a)                         148,000        4,787,800
Nucor Corp.                                          70,200        3,561,246
                                                              --------------
                                                                  12,856,009
                                                              --------------

PRIMARY SMELTING - 0.2%
Phelps Dodge Corp.                                   65,908        2,948,724
                                                              --------------

PRINTING & PUBLISHING - 1.9%
Knight-Ridder, Inc.                                  88,100        4,770,615
New York Times Co., Class A                         133,100        5,461,093
R.R. Donnelley & Sons Co.                           120,100        3,343,584
Reynolds & Reynolds Co.                             280,000        5,784,800
Valassis Communications, Inc.(a)                    129,700        4,584,895
                                                              --------------
                                                                  23,944,987
                                                              --------------

RUBBER & PLASTIC - 1.0%
Carlisle Cos., Inc.                                 242,000        8,941,900
Cooper Tire & Rubber Co.                            280,000        3,371,200
                                                              --------------
                                                                  12,313,100
                                                              --------------

STONE, CLAY, GLASS & CONCRETE - 1.0%
Gentex Corp.                                        364,000        9,828,000
Lafarge Corp.                                        78,000        2,632,500
                                                              --------------
                                                                  12,460,500
                                                              --------------

TRANSPORTATION EQUIPMENT - 3.6%
ArvinMeritor, Inc.                                  106,600        1,640,574
Delphi Automotive Systems Corp.                     158,800        2,366,120
Eaton Corp.                                          45,500        3,349,255

See notes to investment portfolio.

                   COMMON
             STOCKS (CONTINUED)                   SHARES          VALUE
----------------------------------------------------------------------------
Harley-Davidson, Inc.                               118,000   $    5,438,620
Lear Corp.(a)                                       157,000        5,652,000
Lockheed Martin Corp.                               153,200        5,386,512
Navistar International Corp.(a)                     129,600        3,344,976
Northrop Grumman Corp.                               35,400        3,194,850
PACCAR, Inc.                                         50,900        2,469,668
Rockwell International Corp.                         81,100        3,651,933
Superior Industries International, Inc.             230,200        9,265,550
                                                              --------------
                                                                  45,760,058
                                                              --------------
----------------------------------------------------------------------------
MINING & ENERGY - 5.3%
CRUDE PETROLEUM & NATURAL GAS - 1.8%
Cross Timber Oil Co.                                709,337       19,258,500
Occidental Petroleum Corp.                          122,200        3,680,664
                                                              --------------
                                                                  22,939,164
                                                              --------------

OIL & GAS EXTRACTION - 1.4%
Noble Drilling Corp.(a)                             143,600        6,964,600
Transocean Sedco Forex, Inc.                        209,700       11,382,516
                                                              --------------
                                                                  18,347,116
                                                              --------------
OIL & GAS FIELD SERVICES - 2.1%
BJ Services Co.(a)                                   81,700        6,719,825
Diamond Offshore Drilling, Inc.                     130,000        5,709,600
Grant Prideco, Inc.(a)                              103,800        2,076,000
Petroleum Geo-Services ADR(a)                       554,300        6,025,241
Weatherford International, Inc.(a)                  103,800        6,044,274
                                                              --------------
                                                                  26,574,940
                                                              --------------
----------------------------------------------------------------------------

RETAIL TRADE - 3.9%
APPAREL & ACCESSORY STORES - 1.7%
Abercrombie & Fitch Co.(a)                          140,500        4,678,650
Ross Stores, Inc.                                   209,800        4,611,404
TJX Companies, Inc.                                 400,000       12,532,000
                                                              --------------
                                                                  21,822,054
                                                              --------------
GENERAL MERCHANDISE STORES - 1.1%
BJ's Wholesale Club, Inc.(a)                        122,500        5,549,250
Federated Department Stores, Inc.(a)                210,000        9,025,800
                                                              --------------
                                                                  14,575,050
                                                              --------------
HOME FURNISHINGS & EQUIPMENT - 0.4%
Best Buy Co., Inc.(a)                                79,200        4,359,960
                                                              --------------

                                                  SHARES          VALUE
----------------------------------------------------------------------------
----------------------------------------------------------------------------

MISCELLANEOUS RETAIL - 0.4%
Borders Group, Inc.(a)                              290,000   $    5,394,000
                                                              --------------

RESTAURANTS - 0.3%
Brinker International, Inc.(a)                      117,750        3,379,425
                                                              --------------
----------------------------------------------------------------------------

SERVICES - 10.2%
AMUSEMENT & RECREATION - 0.7%
Harrah's Entertainment, Inc.(a)                     169,000        5,830,500
Park Place Entertainment Corp.(a)                   230,000        2,557,600
                                                              --------------
                                                                   8,388,100
                                                              --------------

BUSINESS SERVICES - 3.2%
Cendant Corp.(a)                                    750,000       13,305,000
Cintas Corp.                                         97,500        4,271,475
Interpublic Group of Cos., Inc.                      69,400        2,356,130
Omnicom Group, Inc.                                  45,000        3,953,250
Robert Half International, Inc.(a)                   50,200        1,395,560
Spherion Corp.(a)                                   550,000        4,493,500
The Pittston Co.                                    540,200       11,506,260
                                                              --------------
                                                                  41,281,175
                                                              --------------

COMPUTER RELATED SERVICES - 0.9%
Convergys Corp.(a)                                  119,300        4,354,450
DST Systems, Inc.(a)                                106,800        5,246,016
IMS Health, Inc.                                     91,400        2,508,930
                                                              --------------
                                                                  12,109,396
                                                              --------------

COMPUTER SOFTWARE - 2.2%
Adobe Systems, Inc.                                  64,600        2,901,832
Affiliated Computer Services, Inc., Class
  A(a)                                              231,800       16,689,600
Symantec Corp.(a)                                    69,500        4,504,295
VERITAS Software Corp.(a)                            56,843        3,388,411
                                                              --------------
                                                                  27,484,138
                                                              --------------

EDUCATIONAL SERVICES - 0.5%
Devry, Inc.(a)                                      220,000        6,954,200
                                                              --------------

ENGINEERING, ACCOUNTING,
  RESEARCH & MANAGEMENT - 0.7%
Dun & Bradstreet Corp.                               45,900        1,274,643
Moody's Corp.                                        91,800        2,882,520
Paychex, Inc.                                       140,168        4,844,206
                                                              --------------
                                                                   9,001,369
                                                              --------------

HEALTH SERVICES - 1.8%
First Health Group Corp.(a)                         431,600       22,335,300
                                                              --------------

See notes to investment portfolio.
 6

                   COMMON
             STOCKS (CONTINUED)                   SHARES          VALUE
----------------------------------------------------------------------------
HOTELS, CAMPS & LODGING - 0.2%
Viad Corp.                                           99,000   $    2,461,140
                                                              --------------
----------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 14.9%
AIR TRANSPORTATION - 1.7%
AMR Corp.(a)                                        260,000        9,908,600
Continental Airlines, Inc., Class B(a)              150,000        7,710,000
Delta Air Lines, Inc.                                92,900        4,090,387
                                                              --------------
                                                                  21,708,987
                                                              --------------
BROADCASTING - 1.3%
Comcast Corp., Special Class A(a)                   160,000        7,025,600
Univision Communications, Inc., Class A(a)          104,000        4,545,840
USA Networks, Inc.(a)                               222,100        5,563,605
                                                              --------------
                                                                  17,135,045
                                                              --------------

COMMUNICATIONS - 0.3%
Inco Ltd.                                           216,000        3,918,240
                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.5%
Conectiv, Inc.                                      276,200        6,159,260
                                                              --------------
ELECTRIC SERVICES - 6.0%
Allegheny Energy, Inc.                              158,500        8,108,860
Allete                                              284,800        6,940,576
Dominion Resources, Inc.                             31,531        2,159,558
Energy East Corp.                                   224,600        4,525,690
Entergy Corp.                                       147,100        5,957,550
Exelon Corp.                                        223,150       15,408,508
GPU, Inc.                                           122,600        4,083,806
Northeast Utilities                                  97,000        1,731,450
PP&L Resources, Inc.                                142,400        7,832,000
Public Service Enterprise Group, Inc.                80,600        3,743,064
Puget Energy, Inc.                                  103,700        2,461,838

                                                  SHARES          VALUE
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Reliant Energy, Inc.                                 99,700   $    4,940,135
TXU Corp.                                            89,800        3,947,608
Utilicorp United, Inc.                              129,100        4,557,230
                                                              --------------
                                                                  76,397,873
                                                              --------------

GAS SERVICES - 1.5%
El Paso Energy Corp.                                234,500       16,133,600
Peoples Energy Corp.                                 75,000        2,981,250
                                                              --------------
                                                                  19,114,850
                                                              --------------

MOTOR FREIGHT & WAREHOUSING - 0.5%
CNF Transportation, Inc.                            155,700        4,773,762
USFreightways Corp.                                  63,100        1,653,851
                                                              --------------
                                                                   6,427,613
                                                              --------------

RAILROAD - 0.6%
Canadian Pacific Ltd.                               104,500        4,093,265
Union Pacific Corp.                                  70,600        4,016,434
                                                              --------------
                                                                   8,109,699
                                                              --------------

TELCOMMUNICATIONS - 2.5%
CenturyTel, Inc.                                     83,950        2,281,761
Chris-Craft Industries, Inc.(a)                      29,497        2,094,287
Telephone and Data Systems, Inc.                    198,500       20,842,500
Verizon Communications, Inc.                        125,000        6,883,750
                                                              --------------
                                                                  32,102,298
                                                              --------------
----------------------------------------------------------------------------

WHOLESALE TRADE - 1.8%
DURABLE GOODS - 1.2%
Arrow Electronics, Inc.(a)                          282,100        7,898,800
Avnet, Inc.                                          66,200        1,688,762
Patterson Dental Co.(a)                             172,700        5,277,712
                                                              --------------
                                                                  14,865,274
                                                              --------------
NONDURABLE GOODS - 0.6%
Suiza Foods Corp.(a)                                170,000        7,879,500
                                                              --------------
Total Common Stocks (cost of $856,242,554)(c)                  1,174,280,412
                                                              --------------

See notes to investment portfolio.

SHORT-TERM
OBLIGATIONS - 8.0%                                 PAR            VALUE
----------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated
  04/30/01, due 05/01/01 at 4.470%,
  collateralized by U.S. Treasury notes with
  various maturities to 2021, market value
  $103,926,519
  (repurchase proceeds $102,641,743)           $102,629,000   $  102,629,000
                                                              --------------
OTHER ASSETS & LIABILITIES, NET - 0.2%                             2,181,428
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                           $1,279,090,840
                                                              --------------

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.

(b) The value of this security represents fair value as determined in good faith under the direction of the Trustees.

(c)  Cost of federal income tax purposes is the same.


  Acronym               Name
  -------    ---------------------------
    ADR      American Depositary Receipt

See notes to financial statements.

 STATEMENT OF ASSETS & LIABILITIES

April 30, 2001 (Unaudited)

ASSETS
Investments at value (cost
  $856,242,554)                           $1,174,280,412
Short-term obligations                       102,629,000
                                          --------------
                                           1,276,909,412
Receivable for:
  Investments sold          $4,348,800
  Fund shares sold           1,682,081
  Dividends                  1,015,620
  Interest                      12,743
  Deferred Trustees' fee        23,206
Other Assets                   160,503         7,242,953
                            ----------    --------------
    Total Assets                           1,284,152,365
LIABILITIES
Payable due to custodian bank   21,202
Payable for:
  Investments purchased      1,356,687
  Fund shares purchased      2,371,476
Accrued:
  Management fee               703,996
  Bookkeeping fee               34,599
  Transfer agent fee           185,768
  Trustees' fee                  2,663
  Custody fee                      667
  Merger fees                  168,533
  Other accrued fees            83,556
Other Liabilities              132,378
                            ----------
    Total Liabilities                          5,061,525
                                          --------------
NET ASSETS                                $1,279,090,840
                                          --------------
                                          --------------
Net asset value &
  redemption price per
  share -- Class A
 ($444,105,127/20,628,549)                $        21.53(a)
                                          --------------
                                          --------------
Maximum offering price per
  share -- Class A
  ($21.53/0.9425)                         $        22.84(b)
                                          --------------
                                          --------------
Net asset value & offering
  price per share -- Class
  B
 ($304,222,275/15,063,687)                $        20.20(a)
                                          --------------
                                          --------------
Net asset value & offering
  price per share -- Class
  C
  ($31,508,954/1,513,575)                 $        20.82(a)
                                          --------------
                                          --------------
Net asset value & offering
  price per share -- Class
  S
 ($481,411,178/22,213,925)                $        21.67(a)
                                          --------------
                                          --------------
Net asset value, offering
  and redemption price per
  share -- Class Z
  ($17,843,306/823,302)                   $        21.67
                                          --------------
                                          --------------
COMPOSITION OF NET ASSETS
Capital paid in                           $  979,101,875
Undistributed net investment income            1,236,474
Accumulated net realized
  loss                                       (19,285,367)
Net unrealized
  appreciation                               318,037,858
                                          --------------
                                          $1,279,090,840
                                          --------------
                                          --------------

 STATEMENT OF OPERATIONS

For the six months ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
Interest                                     $ 2,085,493
Dividends                                      5,962,836
                                             -----------
    Total Investment Income                    8,048,329
EXPENSES
Management fee               $  3,329,627
Service fee -- Class A            492,799
Service fee -- Class B            353,371
Service fee -- Class C             33,432
Distribution fee -- Class B     1,104,286
Distribution fee -- Class C       104,476
Transfer agent fee                954,177
Bookkeeping fee                   166,706
Trustees' fee                      15,979
Custodian fee                       4,000
Merger fees                       148,174
Other fees                         70,466
                             ------------
                                             $ 6,777,493
                                             -----------
    Net Investment Income                      1,270,836
                                             -----------
NET REALIZED & UNREALIZED GAIN
  (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on
  investments                 (19,208,353)
Net change in unrealized
  appreciation/depreciation
  on investments               57,852,475
                             ------------
  Net Gain                                    38,644,122
                                             -----------
Increase in Net Assets from Operations       $39,914,958
                                             -----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               APRIL 30, 2001     OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)                                   $    1,270,836      $  (1,543,195)
Net realized gain (loss)                                          (19,208,353)       144,505,000
Net change in unrealized appreciation/depreciation                 57,852,475         15,138,049
                                                               --------------      -------------
  Net increase from operations                                     39,914,958        158,099,854
                                                               --------------      -------------
Distributions:
From net realized gains -- Class A                                (64,244,388)       (40,661,147)
From net realized gains -- Class B                                (49,763,012)       (33,607,170)
From net realized gains -- Class C                                 (4,389,980)        (2,247,723)
From net realized gains -- Class Z                                   (210,080)           (75,396)
                                                               --------------      -------------
                                                                 (118,607,460)       (76,591,436)
                                                               --------------      -------------
Fund Share Transactions:
Receipts for shares sold -- Class A                                93,271,293        127,493,601
Value of distributions reinvested -- Class A                       57,867,037         36,975,967
Cost of shares repurchased -- Class A                             (86,247,092)      (183,971,067)
                                                               --------------      -------------
                                                                   64,891,238        (19,501,499)
                                                               --------------      -------------
Receipts for shares sold -- Class B                                32,470,737         54,458,323
Value of distributions reinvested -- Class B                       46,189,657         31,746,125
Cost of shares repurchased -- Class B                             (44,659,807)      (121,952,594)
                                                               --------------      -------------
                                                                   34,000,587        (35,748,146)
                                                               --------------      -------------
Receipts for shares sold -- Class C                                10,614,245          9,954,523
Value of distributions reinvested -- Class C                        4,095,778          2,174,254
Cost of shares repurchased -- Class C                              (6,863,651)        (9,264,462)
                                                               --------------      -------------
                                                                    7,846,372          2,864,315
                                                               --------------      -------------
Receipts for shares sold -- Class S                                 7,912,748                 --
Receipts for shares issued in connection with a tax-free
  transfer of assets from a merger -- Class S                     479,415,622                 --
Cost of shares repurchased -- Class S                             (16,002,874)                --
                                                               --------------      -------------
                                                                  471,325,496                 --
                                                               --------------      -------------
Receipts for shares sold -- Class Z                                19,215,664            775,485
Value of distributions reinvested -- Class Z                          210,080             75,396
Cost of shares repurchased -- Class Z                              (3,521,096)          (411,968)
                                                               --------------      -------------
                                                                   15,904,648            438,913
                                                               --------------      -------------
  Net increase (decrease) from Fund Share Transactions            593,968,341        (51,946,417)
                                                               --------------      -------------
    Total Increase                                                515,275,839         29,562,001
NET ASSETS
Beginning of period                                               763,815,001        734,253,000
                                                               --------------      -------------
End of period (including undistributed net investment income and accumulated net investment loss of $1,236,474 and
  ($34,362), respectively)                                     $1,279,090,840      $ 763,815,001
                                                               ==============      =============

See notes to financial statements.
 10

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               APRIL 30, 2001     OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------
NUMBER OF FUND SHARES
Sold -- Class A                                                 $ 4,396,789         $ 5,562,712
Issued for distributions reinvested -- Class A                    2,839,428           1,796,694
Repurchased -- Class A                                           (3,979,637)         (8,143,827)
                                                                -----------         -----------
                                                                  3,256,580            (784,421)
                                                                -----------         -----------
Sold -- Class B                                                   1,637,854           2,524,574
Issued for distributions reinvested -- Class B                    2,408,389           1,611,478
Repurchased -- Class B                                           (2,263,816)         (5,723,435)
                                                                -----------         -----------
                                                                  1,782,427          (1,587,383)
                                                                -----------         -----------
Sold -- Class C                                                     503,417             443,226
Issued for distributions reinvested -- Class C                      207,300             107,636
Repurchased -- Class C                                             (322,504)           (422,953)
                                                                -----------         -----------
                                                                    388,213             127,909
                                                                -----------         -----------
Sold -- Class S                                                     383,030                  --
Issued in connection with a tax-free transfer of assets from
  a merger -- Class S                                            22,602,193                  --
Repurchased -- Class S                                             (771,298)                 --
                                                                -----------         -----------
                                                                 22,213,925                  --
                                                                -----------         -----------
Sold -- Class Z                                                     935,880              34,503
Issued for distributions reinvested -- Class Z                       10,247               5,656
Repurchased -- Class Z                                             (173,480)            (18,195)
                                                                -----------         -----------
                                                                    772,647              21,964
                                                                -----------         -----------

See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

April 30, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Select Value Fund, (the "Fund"), a series of Liberty Funds Trust III, (the "Trust") is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in middle capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months of an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased.

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class S shares and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S and Class Z shares, as described in the Fund's prospectus.

On February 9, 2001, the Fund received a tax-free transfer of assets from Stein Roe Disciplined Stock Fund as follows:

 Class S    Mutual Fund
  Shares     Net Assets      Unrealized
  Issued      Received     Appreciation(1)
----------  ------------   ---------------
22,602,193  $479,415,622    $124,459,269

                      Net Assets of       Net Assets of
  Net Assets of       (Mutual Fund)         the Fund
 the Fund prior     immediately prior   immediately after
 to combination      to combination)       combination
-----------------   -----------------   -----------------

  $479,415,622        $778,159,975       $1,257,575,597

(1) Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the contracts with similar maturities.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and the Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income, and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually up to the first $1 billion of the Fund's average net assets and 0.65% in excess of $1 billion of the Fund's average net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million and reduced to 0.025% of the Fund's average net assets over $1 billion.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended April 30, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $25,999 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,446 $296,096 and $4,392 on Class A, Class B and Class C share redemptions, respectively.
The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.15% of the net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the six months ended April 30, 2001, the Fund's service fee was 0.24%.

The plan also requires the payment of a monthly distribution fee to the distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended April 30, 2001, purchases and sales of investments, other than short-term obligations, were $40,695,481 and $73,849,926, respectively.

Unrealized appreciation (depreciation) at April 30, 2001, based on cost of investments for both financial statement and federal income tax purposes was:

     Gross unrealized
       appreciation                  $375,194,827
     Gross unrealized
       depreciation                   (57,156,969)
                                     ============
          Net unrealized
            appreciation             $318,037,858
                                     ============

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 331/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended April 30, 2001.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the six months ended April 30, 2001, the Fund used AlphaTrade, Inc., a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade, Inc. during the six months ended April 30, 2001 were $19,419.

 FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                         SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
                                                  ----------------------------------------------------------
                                                  CLASS A     CLASS B     CLASS C     CLASS S(A)    CLASS Z
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD            $  24.52    $  23.32    $  23.91     $  21.32     $  24.63
                                                  --------    --------    --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       0.05       (0.03)      (0.03)        0.04         0.07
Net realized and unrealized gain                      0.73        0.68        0.71         0.31         0.74
                                                  --------    --------    --------     --------     --------
Total from Investment Operations                      0.78        0.65        0.68         0.35         0.81
                                                  --------    --------    --------     --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                              (3.77)      (3.77)      (3.77)          --        (3.77)
                                                  --------    --------    --------     --------     --------
NET ASSET VALUE -- END OF PERIOD                  $  21.53    $  20.20    $  20.82     $  21.67     $  21.67
                                                  --------    --------    --------     --------     --------
Total return(c)(d)                                   4.05%       3.65%       3.69%        1.64%        4.16%
                                                  ========    ========    ========     ========     ========
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                          1.24%       2.00%       1.99%        0.92%        0.96%
Net investment income (loss)(e)                      0.45%      (0.31%)     (0.30%)       0.77%        0.73%
Portfolio turnover(d)                                   5%          5%          5%           5%           5%
Net assets at end of period (000)                 $444,105    $304,222    $ 31,509     $481,411     $ 17,843

(a) Stein Roe Disciplined Stock Fund merged into Class S shares, commencing operations on February 9, 2001.
(b) Per share data was calculated using the average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                      YEAR ENDED OCTOBER 31, 2000
                                                              --------------------------------------------
                                                              CLASS A     CLASS B     CLASS C     CLASS Z
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  21.93    $  21.10    $  21.59    $  21.96
                                                              --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                                   0.03       (0.13)      (0.14)       0.08
Net realized and unrealized gain                                  4.83        4.62        4.73        4.86
                                                              --------    --------    --------    --------
Total from Investment Operations                                  4.86        4.49        4.59        4.94
                                                              --------    --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                          (2.27)      (2.27)      (2.27)      (2.27)
                                                              --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD                              $  24.52    $  23.32    $  23.91    $  24.63
                                                              --------    --------    --------    --------
Total return(b)                                                 24.15%      23.26%      23.20%      24.51%
                                                              ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                                      1.27%       2.02%       2.02%       1.03%
Net investment income (loss)(c)                                  0.13%     (0.62)%     (0.62)%       0.37%
Portfolio turnover                                                 58%         58%         58%         58%
Net assets at end of period (000)                             $425,993    $309,665    $ 26,909    $  1,248

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                       YEAR ENDED OCTOBER 31, 1999
                                                              ---------------------------------------------
                                                              CLASS A     CLASS B     CLASS C    CLASS Z(A)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $  20.17    $  19.57    $20.00      $ 21.97
                                                              --------    --------    -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                                  (0.03)      (0.19)    (0.19)        0.02
Net realized and unrealized gain (loss)                           2.51        2.44      2.50        (0.03)(c)
                                                              --------    --------    -------     -------
Total from Investment Operations                                  2.48        2.25      2.31        (0.01)
                                                              --------    --------    -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                          (0.72)      (0.72)    (0.72)          --
                                                              --------    --------    -------     -------
NET ASSET VALUE -- END OF PERIOD                              $  21.93    $  21.10    $21.59      $ 21.96
                                                              --------    --------    -------     -------
Total return(d)                                                 12.48%      11.66%    11.71%       (0.05%)(e)
                                                              ========    ========    =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses(f)                                                      1.32%       2.07%     2.07%        1.00%(g)
Net investment income (loss)(f)                                (0.14)%     (0.89)%    (0.89)%       0.10%(g)
Portfolio turnover                                                 67%         67%       67%          67%(e)
Net assets at end of period (000)                             $398,255    $313,791    $21,533     $   674

(a) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    YEARS ENDED OCTOBER 31
                                               -----------------------------------------------------------------
                                                           1998                               1997
                                               -----------------------------    --------------------------------
                                               CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C(A)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD         $  20.43   $  20.02   $20.41     $  18.04   $  17.84    $ 19.86
                                               --------   --------   -------    --------   --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)                            (0.05)     (0.20)   (0.20)       (0.00)     (0.14)     (0.05)
Net realized and unrealized gain                   1.64       1.60     1.64         4.57       4.50       0.60(c)
                                               --------   --------   -------    --------   --------    -------
Total from Investment Operations                   1.59       1.40     1.44         4.57       4.36       0.55
                                               --------   --------   -------    --------   --------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                           (1.85)     (1.85)   (1.85)       (2.18)     (2.18)        --
                                               --------   --------   -------    --------   --------    -------
NET ASSET VALUE, END OF PERIOD                 $  20.17   $  19.57   $20.00     $  20.43   $  20.02    $ 20.41
                                               --------   --------   -------    --------   --------    -------
Total return(d)                                   7.95%      7.10%    7.17%       28.29%     27.33%      2.77%(e)
                                               ========   ========   =======    ========   ========    =======
RATIOS TO AVERAGE NET ASSETS
Expenses(f)                                       1.32%      2.07%    2.07%        1.03%      1.78%      1.81%(g)
Net investment loss(f)                          (0.23)%    (0.98)%   (0.98)%     (0.01)%    (0.76)%     (1.05%)(g)
Portfolio turnover                                  32%        32%      32%          63%        63%        63%(e)
Net assets at end of period (000)              $373,092   $295,025   $12,519    $340,479   $192,161    $   558

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)  Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBOLD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational system needs (formerly General Manager, Global Education Industry, and President,
Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Select Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Select Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Select Value Fund

                                GIVE ME LIBERTY.


                   LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income...we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom -- however you define it.


                    LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty Select Value Fund SEMIANNUAL REPORT, APRIL 30, 2001


[LIBERTY FUNDS LOGO]   L I B E R T Y
                       --------------------
                                 F U N D S